Net Income and Other Comprehensive Income (Loss) - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Employee benefits expense [Line Items]
Non-listed available-for-sale financial assets, carrying amount				$ 5
Gain on disposal of financial instruments	$ 4	$ 0	$ 6	$ 3
Employees' compensation payables	1,126
Remuneration to directors payables	$ 35
Bottom of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	1.70%	1.70%
Top of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	4.30%	4.30%
Directors' remuneration distribution rate	0.17%	0.17%